SHARE-BASED COMPENSATION - Options Expiration (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION
Exercise Price	$ 2.78	$ 0.23	$ 0.22
Stock Options Outstanding	2,087,784	48,403,624	50,575,080
Options vested	1,000,717	1,000,717
Stock Options Exercisable	20,880,755	20,880,755
October 2024
SHARE-BASED COMPENSATION
Exercise Price	$ 2.26
Stock Options Outstanding	976,465
April 2025
SHARE-BASED COMPENSATION
Exercise Price	$ 3.08
Stock Options Outstanding	161,226
January 2026
SHARE-BASED COMPENSATION
Exercise Price	$ 3.08
Stock Options Outstanding	841,398
October 2026
SHARE-BASED COMPENSATION
Exercise Price	$ 4.60
Stock Options Outstanding	108,695